Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 05, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In general, our Compensation Committee grants Awards annually in March, on a predetermined schedule, to our employees and individuals providing services to Granite Ridge pursuant to the MSA. In 2025, the Compensation Committee did not consider material nonpublic information when determining the timing and terms of granting Awards, nor did the Company time the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	In general, our Compensation Committee grants Awards annually in March, on a predetermined schedule, to our employees and individuals providing services to Granite Ridge pursuant to the MSA.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	2025, the Compensation Committee did not consider material nonpublic information when determining the timing and terms of granting Awards
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material nonpublic information and the
trading day beginning immediately
following the disclosure of material
					nonpublic information
Tyler S. Farquharson	03/05/2025	46,154	$5.61	$55,846	(4.63%)
Luke C. Brandenberg	03/05/2025	64,103	$5.61	$77,565	(4.63%)

Tyler S. Farquharson [Member]
Awards Close in Time to MNPI Disclosures
Name		Tyler S. Farquharson
Underlying Securities | shares		46,154
Exercise Price | $ / shares		$ 5.61
Fair Value as of Grant Date | $		$ 55,846
Underlying Security Market Price Change		(0.0463)
Luke C. Brandenberg [Member]
Awards Close in Time to MNPI Disclosures
Name		Luke C. Brandenberg
Underlying Securities | shares		64,103
Exercise Price | $ / shares		$ 5.61
Fair Value as of Grant Date | $		$ 77,565
Underlying Security Market Price Change		(0.0463)